SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, TX 77019-2118

713.831.5165
713.831.2258 Fax
Nori.Gabert@valic.com

Nori L. Gabert
Vice President and
Deputy General Counsel
July 28, 2011
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Seasons Series Trust (the “Registrant”)
File Numbers 333-08653 and 811-07725
CIK Number 0001003239
Dear Sir or Madam:
As Counsel to Seasons Series Trust and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the Prospectuses contained in its most recent amendment to its Form N-1A Registration Statement (“Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.
The Registrant hereby certifies that:
The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment.
The Amendment, which is designated as Post-Effective Amendment No. 29 under the 1933 Act and as Amendment No. 31 under the Investment Company Act of 1940, was filed electronically on July 14, 2011.
Please direct any questions to the undersigned at 713.831.5165.

Sincerely,

/s/ Nori L. Gabert

Nori L. Gabert
Vice President and Deputy General Counsel